SCHEDULE OF COMPUTATION OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Loss per share – basic
Net loss from continuing operations		$ (3,857,583)	$ (3,725,529)	$ (22,233,949)	$ (10,273,946)
Net loss from discontinued operation		$ (6,724)	$ (345,601)	$ (853,223)	$ (1,025,120)
Weighted average number of common shares outstanding used in calculating basic loss per share	[1]	62,547,298	46,291,743	57,515,446	43,917,191
Loss per share from continuing operations (basic)		$ (0.06)	$ (0.08)	$ (0.38)	$ (0.23)
Loss per share from continuing operations (anti-diluted)		(0.06)	(0.08)	(0.38)	(0.23)
Loss per share from discontinued operation (basic)		(0.00)	(0.01)	(0.01)	(0.02)
Loss per share from discontinued operation (anti-diluted)		$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)

[1]	Retrospectively restated for effect of the business combination on February 6, 2023.